Cover Page Cover Page	Jan. 13, 2020	Dec. 08, 2016
Cover [Abstract]
Document Type		8-K/A
Document Period End Date		Dec. 08, 2016
Entity Registrant Name		EMERGENT BIOSOLUTIONS INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-33137
Entity Tax Identification Number		14-1902018
Entity Address, Address Line One		400 Professional Drive
Entity Address, Address Line Two		Suite 400
Entity Address, City or Town		Gaithersburg
Entity Address, State or Province		MD
Entity Address, Postal Zip Code		20879
City Area Code		240
Local Phone Number		631-3200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, Par Value $0.001 per share
Trading Symbol		EBS
Security Exchange Name		NYSE
Entity Central Index Key	0001367644
Amendment Flag	false